Taxation - Schedule of Loss Before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income before income taxes		¥ 2,270	$ 323	¥ (187,991)	¥ (82,971)
Total (loss)/income from continuing operations before income taxes		42,535	6,081	(94,272)	(3,160)
Total loss from discontinued operations before income taxes	¥ (40,265)	(40,265)	$ (5,758)	(93,719)	¥ (79,811)
Domestic Tax Jurisdiction [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income before income taxes		(40,608)		(93,714)
Foreign Tax Jurisdiction [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income before income taxes		42,878		(94,277)
Continuing Operations [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income from continuing operations before income taxes		42,535		(94,272)
Continuing Operations [Member] | Domestic Tax Jurisdiction [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income from continuing operations before income taxes		(343)
Continuing Operations [Member] | Foreign Tax Jurisdiction [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total (loss)/income from continuing operations before income taxes		¥ 42,878		(94,272)
Discontinued Operations [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total loss from discontinued operations before income taxes	(40,265)			(93,719)
Discontinued Operations [Member] | Domestic Tax Jurisdiction [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total loss from discontinued operations before income taxes	(40,265)			(93,714)
Discontinued Operations [Member] | Foreign Tax Jurisdiction [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total loss from discontinued operations before income taxes				¥ (5)